Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction
Revenues (c)	$ 63,731	$ 72,870	$ 54,974
Voyage expenses	411	338	314
Vessel operating expenses	11,708	13,315	17,039
General and administrative expenses (d)	6,608	6,316	9,477
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	63,731	72,870	54,974
Voyage expenses	411	338	314
Vessel operating expenses	11,708	13,315	17,039
General and administrative expenses (d)	$ 2,569	$ 2,996	$ 3,052